Intangible fixed assets (Details) $ in Thousands	6 Months Ended
Mar. 31, 2026 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 2,112
Ending balance	2,042
Impairment	$ 0
Minimum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	3 years
Maximum
Reconciliation of changes in intangible assets other than goodwill [abstract]
Estimated useful lives, intangible assets	10 years
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 2,957
Foreign exchange on translation	168
Ending balance	3,125
Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(845)
Charge	(256)
Foreign exchange on translation	18
Ending balance	$ (1,083)